Segment Reporting - Schedule of Significant Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total research and development expenses		$ 2,133	$ 534	$ 332
Total general and administrative expenses		4,116	768	303
Other segment items:
Share-based payments		1,310	51	100
Patent amortization		300	116
Finance income, net (see also note 13c)		(2,914)	243	(35)
Net loss		3,335	1,545	600
Payroll and payroll related [Member]
Segment Reporting Information [Line Items]
Total research and development expenses	[1]	536	275	196
Total general and administrative expenses	[1]	183	152	151
Subcontractors and consultants [Member]
Segment Reporting Information [Line Items]
Total research and development expenses	[1]	894	102	52
Other [Member]
Segment Reporting Information [Line Items]
Total research and development expenses	[1]	38		1
Professional services [Member]
Segment Reporting Information [Line Items]
Total general and administrative expenses	[1]	2,455	571	107
Facility related and other [Member]
Segment Reporting Information [Line Items]
Total general and administrative expenses	[1]	$ 533	$ 35	$ 28

[1]	Excluding share-based payments, patent amortization expense and finance income, net